Commitments and Contingencies Operating Leases (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Reduction to outstanding operating lease commitments	$ 4.6
Rent expense	$ 2.8	$ 2.8	$ 3.0
Minimum [Member] | Cell Sites [Member]
Operating Leased Assets [Line Items]
Lessee leasing arrangements, term of contract	5 years
Maximum [Member] | Cell Sites [Member]
Operating Leased Assets [Line Items]
Lessee leasing arrangements, term of contract	10 years